Write downs and other provisions (Tables)	12 Months Ended
Dec. 31, 2022
Detailed Information About Writedowns And Other Provisions [Abstract]
Summary of Detailed Information About Write Downs And Other Provisions
The following table provides a breakdown for write downs and other provisions:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Provision for legal expenses	895	(12,257)	(2,484)
Provision for Agnona disposal and write downs	—	(6,150)	(988)
Provision for restoration obligations for leased stores	374	(349)	(1,992)
Reversal/(Loss) allowance on trade receivables	(30)	498	(3,636)
Other provisions	(1,253)	(1,229)	2,922
Total write downs and other provisions	(14)	(19,487)	(6,178)